Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (4.1%)
*	Livent Corp.	123,826	3,936
	Cabot Corp.	42,896	3,243
	UFP Industries Inc.	41,652	3,215
	Balchem Corp.	24,694	3,073
*	MP Materials Corp.	57,948	2,285
*	Ingevity Corp.	30,413	2,119
	Quaker Chemical Corp.	10,301	1,611
	Sensient Technologies Corp.	16,716	1,462
	Trinseo plc	29,674	1,403
	GrafTech International Ltd.	135,573	1,177
	Compass Minerals International Inc.	26,135	1,174
*	Novagold Resources Inc.	180,992	1,012
	Orion Engineered Carbons SA	46,496	898
	Mueller Industries Inc.	16,566	892
*	Uranium Energy Corp.	201,459	770
*,1	Energy Fuels Inc.	101,171	648
	Innospec Inc.	5,806	592
	Hecla Mining Co.	120,297	568
*	RBC Bearings Inc.	3,040	567
*	Coeur Mining Inc.	134,891	525
	Boise Cascade Co.	6,449	499
	Materion Corp.	6,009	493
	Avient Corp.	7,249	357
	Hawkins Inc.	9,792	354
*,1	Meta Materials Inc.	153,527	295
	Omega Flex Inc.	2,380	263
	Ryerson Holding Corp.	7,789	235
	Tredegar Corp.	16,819	204
	Stepan Co.	1,511	169
*	Ur-Energy Inc.	131,093	160
	Kaiser Aluminum Corp.	1,533	157
	American Vanguard Corp.	5,395	133
*	Marrone Bio Innovations Inc.	78,850	92
*	Gatos Silver Inc.	29,562	91
*	Perpetua Resources Corp.	25,505	89
	Schnitzer Steel Industries Inc. Class A	1,688	68
*	Amyris Inc.	14,464	37
*	Century Aluminum Co.	2,239	26
*	Polymet Mining Corp.	7,747	21
*	Zymergen Inc.	11,714	17
			34,930

		Shares	Market Value ($000)
Consumer Discretionary (15.4%)
*	BJ's Wholesale Club Holdings Inc.	78,349	4,534
	Murphy USA Inc.	17,844	4,445
	Texas Roadhouse Inc. Class A	53,521	4,173
*	Scientific Games Corp. Class A	73,705	3,892
*	Helen of Troy Ltd.	18,421	3,411
*	Asbury Automotive Group Inc.	17,714	3,209
*	Hilton Grand Vacations Inc.	65,519	2,997
*	Fox Factory Holding Corp.	32,366	2,655
*	Crocs Inc.	44,652	2,490
*	Visteon Corp.	21,201	2,379
	Steven Madden Ltd.	61,667	2,293
	LCI Industries	18,988	2,269
	Papa John's International Inc.	25,335	2,230
*	Sonos Inc.	98,269	2,175
*	Skyline Champion Corp.	40,247	2,138
*	Dorman Products Inc.	20,182	2,039
	Signet Jewelers Ltd.	31,543	1,880
	Cracker Barrel Old Country Store Inc.	18,173	1,854
	Wingstop Inc.	22,791	1,816
*	Boot Barn Holdings Inc.	22,310	1,800
*	National Vision Holdings Inc.	63,245	1,780
*	Allegiant Travel Co.	11,729	1,753
*	Gentherm Inc.	25,409	1,752
	International Game Technology plc	76,471	1,638
*	LGI Homes Inc.	16,475	1,614
	Red Rock Resorts Inc. Class A	41,154	1,594
	Kontoor Brands Inc.	39,581	1,586
	Bloomin' Brands Inc.	67,620	1,427
	American Eagle Outfitters Inc.	116,663	1,413
*	Shake Shack Inc. Class A	28,575	1,390
	Wolverine World Wide Inc.	62,040	1,324
	Rent-A-Center Inc.	47,017	1,295
*	Sally Beauty Holdings Inc.	83,699	1,269
	Winnebago Industries Inc.	24,816	1,227
*,1	Fisker Inc.	114,626	1,190
*	Everi Holdings Inc.	65,239	1,168
*	Cinemark Holdings Inc.	68,395	1,161
*	SeaWorld Entertainment Inc.	21,241	1,151
	Cheesecake Factory Inc.	35,164	1,148
*	Cavco Industries Inc.	4,991	1,109
*	Brinker International Inc.	33,886	1,028
*	Overstock.com Inc.	32,842	1,018
	Inter Parfums Inc.	13,634	1,006
	Dana Inc.	59,589	987
*	elf Beauty Inc.	37,004	985
*	Malibu Boats Inc. Class A	15,911	932
	Dine Brands Global Inc.	12,528	921
*	iRobot Corp.	18,650	888
[1]	Camping World Holdings Inc. Class A	31,787	862
	Sturm Ruger & Co. Inc.	12,242	831
*	Tenneco Inc. Class A	47,501	822
	Century Communities Inc.	14,858	808
	Caleres Inc.	28,373	807
*	Liberty Media Corp.- Liberty Braves Class C	32,410	796
*	Urban Outfitters Inc.	36,872	776
	Monro Inc.	15,554	738
	Designer Brands Inc. Class A	46,356	720

		Shares	Market Value ($000)
*	XPEL Inc.	13,785	712
	Buckle Inc.	21,477	706
*	GoPro Inc. Class A	98,804	683
	Krispy Kreme Inc.	45,730	678
*	Bally's Corp.	25,067	655
*	Cardlytics Inc.	24,718	640
*	Golden Entertainment Inc.	13,080	618
*	Dave & Buster's Entertainment Inc.	15,425	584
*	Sun Country Airlines Holdings Inc.	24,654	583
	Arko Corp.	63,817	576
	Smith & Wesson Brands Inc.	36,940	572
*	Monarch Casino & Resort Inc.	8,172	554
*	Stitch Fix Inc. Class A	62,723	531
*	Central Garden & Pet Co. Class A	12,231	518
*	Children's Place Inc.	10,685	507
*	Revolve Group Inc.	17,272	507
*	Accel Entertainment Inc. Class A	43,396	470
	Ruth's Hospitality Group Inc.	25,226	465
*	Viad Corp.	15,450	465
*	iHeartMedia Inc. Class A	39,122	462
*	Arlo Technologies Inc.	64,714	458
	MDC Holdings Inc.	11,788	450
*	AMC Networks Inc. Class A	11,280	443
*,1	Blink Charging Co.	27,763	442
	Clarus Corp.	20,122	441
	Hibbett Inc.	8,671	440
*	2U Inc.	46,775	436
*	America's Car-Mart Inc.	3,920	425
*	Funko Inc. Class A	20,778	423
*	QuinStreet Inc.	38,424	423
*	BJ's Restaurants Inc.	15,836	416
	RCI Hospitality Holdings Inc.	6,778	391
	KB Home	11,024	380
*	Denny's Corp.	36,168	375
*	Sleep Number Corp.	8,166	375
*	American Axle & Manufacturing Holdings Inc.	43,107	350
*	MarineMax Inc.	8,315	344
*	Corsair Gaming Inc.	21,183	340
*	Lovesac Co.	9,712	338
	Shoe Carnival Inc.	12,385	338
*	Lindblad Expeditions Holdings Inc.	23,389	336
*	Master Craft Boat Holdings Inc.	14,252	334
*	Adient plc	9,344	331
	Acushnet Holdings Corp.	7,910	322
*	Sportsman's Warehouse Holdings Inc.	33,530	317
*	Taylor Morrison Home Corp. Class A	10,865	315
*	Latham Group Inc.	32,367	308
*,1	AMMO Inc.	67,330	298
*	Selectquote Inc.	101,572	297
*,1	Vuzix Corp.	44,436	289
	OneWater Marine Inc. Class A	8,417	288
*	Quotient Technology Inc.	68,312	286
*	Frontier Group Holdings Inc.	26,620	286
*	CarParts.com Inc.	36,946	280
	Global Industrial Co.	7,639	262
*	Life Time Group Holdings Inc.	16,620	243
*	Liquidity Services Inc.	17,756	241
*	Rush Street Interactive Inc.	39,781	237

		Shares	Market Value ($000)
*,1	Portillo's Inc. Class A	12,385	230
*	Purple Innovation Inc. Class A	43,597	226
*	Noodles & Co. Class A	31,118	205
*	PROG Holdings Inc.	6,955	203
*	RealReal Inc.	60,613	199
*	1-800-Flowers.com Inc. Class A	20,292	198
*	Citi Trends Inc.	6,481	194
*	OneSpaWorld Holdings Ltd.	20,587	194
	Winmark Corp.	930	184
*	Century Casinos Inc.	20,618	180
*	Full House Resorts Inc.	24,850	175
*	Turtle Beach Corp.	9,608	168
	Johnson Outdoors Inc. Class A	2,476	161
*	Chuy's Holdings Inc.	6,991	158
*	Green Brick Partners Inc.	6,512	158
*	Eastman Kodak Co.	33,378	154
	Jack in the Box Inc.	2,209	151
	Haverty Furniture Cos. Inc.	5,291	150
*	Meritage Homes Corp.	1,693	144
*	ONE Group Hospitality Inc.	15,597	140
	Interface Inc. Class A	9,682	139
	HNI Corp.	3,588	137
*	Tri Pointe Homes Inc.	6,434	136
	Sinclair Broadcast Group Inc. Class A	5,572	135
*	Integral Ad Science Holding Corp.	10,959	133
*	Thryv Holdings Inc.	4,823	126
*	Kura Sushi USA Inc. Class A	3,322	125
	Franchise Group Inc.	3,075	122
*,1	Canoo Inc.	36,307	122
	European Wax Center Inc. Class A	4,589	122
*	Party City Holdco Inc.	84,131	121
*	Duluth Holdings Inc. Class B	9,604	120
*	PlayAGS Inc.	20,555	119
*	Sweetgreen Inc. Class A	6,361	116
*	Red Robin Gourmet Burgers Inc.	11,664	115
*	Central Garden & Pet Co.	2,461	111
	PriceSmart Inc.	1,313	103
*	Neogames SA	7,758	102
*	Chico's FAS Inc.	20,329	101
*	Xponential Fitness Inc. Class A	5,324	101
*	Snap One Holdings Corp.	7,805	96
	Carriage Services Inc. Class A	2,292	93
*	F45 Training Holdings Inc.	14,485	92
*	First Watch Restaurant Group Inc.	5,775	92
	Oxford Industries Inc.	1,001	91
	Guess? Inc.	4,116	86
*	Liberty Media Corp.- Liberty Braves Class A	3,397	86
	Nathan's Famous Inc.	1,694	86
*,1	Arcimoto Inc.	21,394	86
*	WW International Inc.	11,969	85
*	Abercrombie & Fitch Co. Class A	3,841	79
*	Bed Bath & Beyond Inc.	8,797	76
*	Cars.com Inc.	7,154	74
*	PowerSchool Holdings Inc. Class A	5,815	74
[1]	JOANN Inc.	9,021	73
*	Stoneridge Inc.	3,169	66
*	Imax Corp.	3,809	66
	Marine Products Corp.	6,110	65

		Shares	Market Value ($000)
*	Stride Inc.	1,665	65
*,1	Aterian Inc.	19,693	64
*	Kirkland's Inc.	10,022	58
*	Lulu's Fashion Lounge Holdings Inc.	2,743	51
*	Drive Shack Inc.	31,463	50
*	Outbrain Inc.	7,907	49
*	Liberty TripAdvisor Holdings Inc. Class A	44,288	46
*	Romeo Power Inc.	53,830	42
[1]	Weber Inc. Class A	5,311	41
*	Clear Channel Outdoor Holdings Inc.	24,501	39
*,1	LiveOne Inc.	45,362	38
*,1	Solo Brands Inc. Class A	7,018	35
*	Rent the Runway Inc. Class A	8,136	35
*	Traeger Inc.	7,169	34
*	Stagwell Inc.	4,234	33
*,1	EBET Inc.	10,839	33
	Superior Group of Cos. Inc.	1,742	31
*	Instructure Holdings Inc.	1,673	30
*	Alta Equipment Group Inc.	2,731	29
	Escalade Inc.	2,092	28
*	Udemy Inc.	1,917	28
*	Torrid Holdings Inc.	4,055	24
*	Regis Corp.	28,359	22
*	Lordstown Motors Corp. Class A	10,401	22
	Hamilton Beach Brands Holding Co. Class A	2,083	21
*	aka Brands Holding Corp.	4,522	18
*	HyreCar Inc.	13,816	16
*	Nautilus Inc.	6,204	13
*	XL Fleet Corp.	10,481	13
	Hooker Furnishings Corp.	632	11
*	Shift Technologies Inc.	9,720	10
*	Chicken Soup For The Soul Entertainment Inc.	1,335	9
	Rocky Brands Inc.	181	7
	National CineMedia Inc.	4,210	5
*	CuriosityStream Inc.	3,623	5
*	Revlon Inc. Class A	440	2
*	Digital Media Solutions Inc. Class A	1,137	2
			130,880
Consumer Staples (3.8%)
*	Performance Food Group Co.	105,770	4,584
*	Celsius Holdings Inc.	41,370	2,775
	Sanderson Farms Inc.	13,325	2,658
	Coca-Cola Consolidated Inc.	3,604	2,036
	WD-40 Co.	10,429	1,969
	Lancaster Colony Corp.	12,718	1,550
	Energizer Holdings Inc.	51,004	1,530
*	BellRing Brands Inc.	56,668	1,482
	Medifast Inc.	8,787	1,465
	J & J Snack Foods Corp.	11,295	1,448
*	Sprouts Farmers Market Inc.	38,360	1,039
	National Beverage Corp.	18,027	895
*	Beauty Health Co.	61,478	877
	MGP Ingredients Inc.	9,048	876
	Nu Skin Enterprises Inc. Class A	16,861	787
	Utz Brands Inc.	46,016	644
*	USANA Health Sciences Inc.	9,109	641
*	Veru Inc.	35,521	460
	Calavo Growers Inc.	13,159	448

		Shares	Market Value ($000)
*	Duckhorn Portfolio Inc.	18,559	365
	Andersons Inc.	9,625	362
	John B Sanfilippo & Son Inc.	4,492	343
	Turning Point Brands Inc.	11,023	322
	PetMed Express Inc.	13,282	293
*,1	Tattooed Chef Inc.	36,310	263
*	22nd Century Group Inc.	121,522	221
*	GrowGeneration Corp.	42,669	220
*	Hydrofarm Holdings Group Inc.	29,605	204
*	PLBY Group Inc.	22,740	201
	Vector Group Ltd.	15,680	193
*	Vital Farms Inc.	18,682	185
*,1	AppHarvest Inc.	52,866	167
*	Simply Good Foods Co.	4,068	163
*	Honest Co. Inc.	45,540	157
*	Sovos Brands Inc.	8,344	118
*	United Natural Foods Inc.	2,747	116
*	Vita Coco Co. Inc.	5,960	73
*	Chefs' Warehouse Inc.	1,696	61
	Limoneira Co.	3,255	39
*	Mission Produce Inc.	2,933	39
*	AquaBounty Technologies Inc.	13,975	21
*,1	NewAge Inc.	59,036	21
*	MedAvail Holdings Inc.	9,177	16
*	Zevia PBC Class A	5,556	14
*	Laird Superfood Inc.	3,549	8
*	Greenlane Holdings Inc. Class A	15,114	4
			32,353
Energy (4.7%)
*	Southwestern Energy Co.	777,748	7,093
	Matador Resources Co.	84,645	5,155
	Magnolia Oil & Gas Corp. Class A	110,122	3,040
*	Denbury Inc.	38,592	2,823
*	Kosmos Energy Ltd.	343,521	2,659
	Cactus Inc. Class A	42,343	2,220
	Oasis Petroleum Inc.	12,920	2,051
*	Callon Petroleum Co.	31,871	1,863
*	Ameresco Inc. Class A	23,569	1,384
*	Tellurian Inc.	284,073	1,355
*	Antero Resources Corp.	26,535	1,138
*	FuelCell Energy Inc.	217,862	893
*	SunPower Corp.	48,421	855
*	Stem Inc.	86,762	750
	ChampionX Corp.	28,218	657
	Ovintiv Inc. (XNYS)	11,196	627
*	Par Pacific Holdings Inc.	28,831	473
	Chesapeake Energy Corp.	4,776	465
*	DMC Global Inc.	14,774	409
	Crescent Energy Inc. Class A	22,618	409
*	Liberty Energy Inc. Class A	24,474	398
*	TPI Composites Inc.	27,811	383
	Civitas Resources Inc.	5,003	382
*	TETRA Technologies Inc.	71,500	359
[1]	Arch Resources Inc.	2,294	351
*	Array Technologies Inc.	23,078	256
*	Laredo Petroleum Inc.	2,566	216
	Falcon Minerals Corp.	26,087	193
*	NexTier Oilfield Solutions Inc.	14,641	159

		Shares	Market Value ($000)
*	Centennial Resource Development Inc. Class A	18,101	144
*	FTC Solar Inc.	32,963	133
	Warrior Met Coal Inc.	3,872	130
*	Talos Energy Inc.	4,512	97
	Solaris Oilfield Infrastructure Inc. Class A	6,737	91
*,1	Beam Global	5,950	85
*	Earthstone Energy Inc. Class A	3,793	68
*	Expro Group Holdings NV	4,800	66
*	Profrac Holding Corp. Class A	1,860	34
*	Advent Technologies Holdings Inc.	22,694	31
	Riley Exploration Permian Inc.	1,043	29
	Kinetik Holdings Inc.	221	18
			39,942
Financials (5.5%)
	First Financial Bankshares Inc.	92,665	3,821
	Kinsale Capital Group Inc.	16,448	3,617
	RLI Corp.	28,318	3,430
	Houlihan Lokey Inc. Class A	34,156	2,935
	ServisFirst Bancshares Inc.	31,839	2,654
*	Trupanion Inc.	29,316	1,961
*	Focus Financial Partners Inc. Class A	49,673	1,873
	Hamilton Lane Inc. Class A	26,731	1,859
	Artisan Partners Asset Management Inc. Class A	44,840	1,722
*	Silvergate Capital Corp. Class A	21,396	1,680
	Cohen & Steers Inc.	19,052	1,452
*	Triumph Bancorp Inc.	16,988	1,236
	Moelis & Co. Class A	25,723	1,207
*	Palomar Holdings Inc.	18,756	1,166
	PJT Partners Inc. Class A	15,213	1,154
	Virtus Investment Partners Inc.	5,600	1,079
*	Open Lending Corp. Class A	79,620	1,048
	Live Oak Bancshares Inc.	24,366	979
	StepStone Group Inc. Class A	34,956	953
*	BRP Group Inc. Class A	36,146	912
*	Texas Capital Bancshares Inc.	14,616	826
	Cadence Bank	22,553	603
*,1	Riot Blockchain Inc.	81,872	589
*	LendingTree Inc.	8,895	561
	Eastern Bankshares Inc.	27,906	543
	Brightsphere Investment Group Inc.	24,643	502
	Glacier Bancorp Inc.	9,942	481
	WisdomTree Investments Inc.	77,843	463
	Pacific Premier Bancorp Inc.	10,872	354
	Meta Financial Group Inc.	6,494	270
	GCM Grosvenor Inc. Class A	30,033	246
	PennyMac Mortgage Investment Trust	15,100	244
*	Blucora Inc.	13,606	241
	Walker & Dunlop Inc.	2,249	239
*	CrossFirst Bankshares Inc.	17,250	232
*	Columbia Financial Inc.	10,666	222
*	Coastal Financial Corp.	5,146	203
	Stock Yards Bancorp Inc.	3,225	190
	Kearny Financial Corp.	15,078	187
	Veritex Holdings Inc.	5,268	181
	FirstCash Holdings Inc.	2,193	164
*	Axos Financial Inc.	4,088	158
	Curo Group Holdings Corp.	16,350	142
	Greenhill & Co. Inc.	10,822	133

		Shares	Market Value ($000)
	Origin Bancorp Inc.	2,994	117
	Goosehead Insurance Inc. Class A	2,189	113
	James River Group Holdings Ltd.	4,263	109
	Regional Management Corp.	2,234	106
	FB Financial Corp.	2,164	91
*	StoneX Group Inc.	1,196	90
	Five Star Bancorp	3,476	90
	Pzena Investment Management Inc. Class A	12,460	88
	Lakeland Financial Corp.	1,174	85
*	Southern First Bancshares Inc.	1,866	84
*	Customers Bancorp Inc.	1,932	80
*	NMI Holdings Inc. Class A	4,076	76
	Metrocity Bankshares Inc.	3,617	73
	GAMCO Investors Inc. Class A	3,493	72
*	eHealth Inc.	5,691	60
*	Bridgewater Bancshares Inc.	3,623	59
	West BanCorp. Inc.	2,200	56
	Value Line Inc.	737	52
*	Marathon Digital Holdings Inc.	4,407	45
*	Metropolitan Bank Holding Corp.	485	37
	RBB Bancorp	1,204	26
	Investors Title Co.	143	24
	Hingham Institution for Savings	59	19
	Waterstone Financial Inc.	1,004	17
*	Blue Foundry Bancorp	1,423	17
	Luther Burbank Corp.	849	12
	Heritage Insurance Holdings Inc.	1,888	7
			46,417
Health Care (22.3%)
*	Halozyme Therapeutics Inc.	105,684	4,859
*	Shockwave Medical Inc.	25,841	4,243
*	Biohaven Pharmaceutical Holding Co. Ltd.	28,603	4,111
*	HealthEquity Inc.	62,621	3,919
*	LHC Group Inc.	23,365	3,894
*	Omnicell Inc.	33,497	3,724
*	Alkermes plc	122,590	3,659
*	Inspire Medical Systems Inc.	20,612	3,645
*	Intra-Cellular Therapies Inc.	61,504	3,530
	Ensign Group Inc.	40,243	3,267
*	iRhythm Technologies Inc.	22,585	3,181
*	Medpace Holdings Inc.	22,148	3,172
*	Arrowhead Pharmaceuticals Inc.	78,367	2,614
	CONMED Corp.	22,217	2,584
*	Apellis Pharmaceuticals Inc.	59,686	2,474
*	Intellia Therapeutics Inc.	53,244	2,457
*	STAAR Surgical Co.	36,458	2,404
*	Blueprint Medicines Corp.	41,725	2,295
*	NuVasive Inc.	39,616	2,274
*	LivaNova plc	32,954	2,243
*	Cytokinetics Inc.	56,116	2,239
*	Merit Medical Systems Inc.	34,897	2,142
*	Pacira BioSciences Inc.	33,697	2,131
	Select Medical Holdings Corp.	84,389	2,055
*	Neogen Corp.	77,435	2,049
*	R1 RCM Inc.	90,734	1,948
*	Karuna Therapeutics Inc.	16,940	1,767
*	Axonics Inc.	34,978	1,749
*	Inari Medical Inc.	26,410	1,738

		Shares	Market Value ($000)
*	Insmed Inc.	90,109	1,696
*	Denali Therapeutics Inc.	69,440	1,687
*	Haemonetics Corp.	26,303	1,664
	Owens & Minor Inc.	45,944	1,603
*	PTC Therapeutics Inc.	52,989	1,556
*	Progyny Inc.	49,238	1,556
*	Amicus Therapeutics Inc.	200,751	1,530
*	Arvinas Inc.	35,964	1,499
*	ACADIA Pharmaceuticals Inc.	91,325	1,475
*	Twist Bioscience Corp.	42,660	1,452
*	Fate Therapeutics Inc.	61,910	1,430
*	Glaukos Corp.	34,783	1,420
*	AtriCure Inc.	34,212	1,390
*,1	Corcept Therapeutics Inc.	66,703	1,390
*	Beam Therapeutics Inc.	39,102	1,376
*	Ironwood Pharmaceuticals Inc. Class A	112,269	1,265
*	Vir Biotechnology Inc.	45,883	1,184
*	Global Blood Therapeutics Inc.	47,276	1,179
*	Nevro Corp.	26,473	1,154
	US Physical Therapy Inc.	9,783	1,101
*	Apollo Medical Holdings Inc.	28,719	1,078
*	Surgery Partners Inc.	26,348	1,033
*	CorVel Corp.	6,646	991
*	Dynavax Technologies Corp.	82,266	976
*	CareDx Inc.	38,601	971
*	Vericel Corp.	35,517	964
*	Xencor Inc.	43,142	963
*,1	Cassava Sciences Inc.	29,203	894
*	Silk Road Medical Inc.	26,145	869
*	Cerevel Therapeutics Holdings Inc.	31,134	814
*	Outset Medical Inc.	35,849	782
*	Relay Therapeutics Inc.	47,646	776
*	Privia Health Group Inc.	32,305	774
*	Harmony Biosciences Holdings Inc.	17,642	769
*	Heska Corp.	7,512	750
*	1Life Healthcare Inc.	88,189	747
*	Revance Therapeutics Inc.	53,569	733
*	NeoGenomics Inc.	86,563	729
*	RadNet Inc.	34,701	712
*	Phreesia Inc.	37,919	688
	Atrion Corp.	1,068	672
*	Zentalis Pharmaceuticals Inc.	27,830	671
	LeMaitre Vascular Inc.	14,394	658
*	Celldex Therapeutics Inc.	27,708	652
*	Alignment Healthcare Inc.	60,977	651
*	Tivity Health Inc.	19,915	645
*	Cerus Corp.	129,583	641
*	Tenet Healthcare Corp.	9,615	622
*	Cutera Inc.	13,546	609
*	MEDNAX Inc.	31,117	601
*	Madrigal Pharmaceuticals Inc.	9,041	600
*	Editas Medicine Inc. Class A	52,549	599
*	Cytek Biosciences Inc.	61,318	595
*	FibroGen Inc.	59,929	590
*	Health Catalyst Inc.	40,033	586
*	Avid Bioservices Inc.	43,390	580
*	TransMedics Group Inc.	19,863	579
*	Prothena Corp. plc	21,249	579

		Shares	Market Value ($000)
*	Axsome Therapeutics Inc.	21,377	534
	Patterson Cos. Inc.	16,740	529
*	Lantheus Holdings Inc.	7,508	514
	Healthcare Services Group Inc.	29,853	513
*,1	Reata Pharmaceuticals Inc. Class A	18,116	512
*	Crinetics Pharmaceuticals Inc.	30,387	509
*	Aclaris Therapeutics Inc.	39,280	502
*	NanoString Technologies Inc.	32,070	502
*	Artivion Inc.	25,353	496
*	Codexis Inc.	46,238	494
*	Cardiovascular Systems Inc.	30,205	491
*	OrthoPediatrics Corp.	10,524	486
*	Anavex Life Sciences Corp.	51,058	465
*	Hanger Inc.	28,775	454
*	TG Therapeutics Inc.	99,318	439
*	Community Health Systems Inc.	82,463	432
*	SpringWorks Therapeutics Inc.	22,368	424
*	Addus HomeCare Corp.	4,982	416
*	Collegium Pharmaceutical Inc.	26,539	415
	SIGA Technologies Inc.	37,392	409
*	Surmodics Inc.	10,366	407
*	Keros Therapeutics Inc.	11,975	405
*	Quanterix Corp.	23,555	397
*	Alector Inc.	44,822	397
*	Inogen Inc.	15,116	388
*	Pacific Biosciences of California Inc.	68,465	385
*	Treace Medical Concepts Inc.	23,096	385
*,1	Bionano Genomics Inc.	222,065	384
*,1	Senseonics Holdings Inc.	329,748	383
*	Alphatec Holdings Inc.	49,605	381
	National Research Corp.	10,570	379
*	Morphic Holding Inc.	16,112	378
*	Rocket Pharmaceuticals Inc.	31,620	375
*	Kymera Therapeutics Inc.	26,276	375
*	SI-BONE Inc.	25,011	374
*	Pennant Group Inc.	19,437	372
*	Bridgebio Pharma Inc.	53,997	369
*	Theravance Biopharma Inc.	41,549	365
*	Pulmonx Corp.	19,910	364
*	Coherus Biosciences Inc.	49,409	363
*	Nuvation Bio Inc.	102,882	363
*,1	Recursion Pharmaceuticals Inc. Class A	59,078	362
*	PetIQ Inc. Class A	20,781	357
*	Relmada Therapeutics Inc.	18,982	357
*	Karyopharm Therapeutics Inc.	55,003	345
*	Evolent Health Inc. Class A	12,222	344
*	Agiliti Inc.	17,808	344
*	Intercept Pharmaceuticals Inc.	18,894	342
*	ViewRay Inc.	117,043	338
*	Krystal Biotech Inc.	5,722	337
*	Y-mAbs Therapeutics Inc.	27,129	337
*,1	Sorrento Therapeutics Inc.	204,607	336
*,1	Ocugen Inc.	141,702	336
*	ImmunoGen Inc.	91,652	335
*	OptimizeRx Corp.	13,066	334
*	Castle Biosciences Inc.	14,892	332
*	REGENXBIO Inc.	15,618	329
*	Evolus Inc.	25,260	326

		Shares	Market Value ($000)
*	Butterfly Network Inc.	104,882	320
*,1	Sana Biotechnology Inc.	61,679	316
*	Amphastar Pharmaceuticals Inc.	8,490	315
*,1	Vaxart Inc.	84,129	306
	Phibro Animal Health Corp. Class A	15,704	302
*	Sangamo Therapeutics Inc.	82,610	302
*	Organogenesis Holdings Inc. Class A	53,785	302
*	ModivCare Inc.	3,161	302
*	Protagonist Therapeutics Inc.	34,008	298
*	Axogen Inc.	29,570	286
*	Deciphera Pharmaceuticals Inc.	26,233	284
*	Amneal Pharmaceuticals Inc.	76,449	278
*	Agenus Inc.	165,904	277
*	Inhibrx Inc.	21,184	277
*	Affimed NV	87,598	272
*	Lyell Immunopharma Inc.	64,768	268
*,1	LifeStance Health Group Inc.	34,516	257
*	Verve Therapeutics Inc.	16,606	252
*	Accolade Inc.	38,588	248
*	Esperion Therapeutics Inc.	43,306	247
*,1	Mind Medicine Mindmed Inc.	262,596	238
*	Rapt Therapeutics Inc.	16,131	237
*	Heron Therapeutics Inc.	71,313	235
*	Bright Health Group Inc.	137,373	234
*	Rigel Pharmaceuticals Inc.	129,008	233
*	PMV Pharmaceuticals Inc.	19,814	233
*	Vaxcyte Inc.	9,574	230
*	Radius Health Inc.	36,132	229
*	Replimune Group Inc.	15,776	229
*	MiMedx Group Inc.	56,981	223
*	908 Devices Inc.	15,733	219
*	Nurix Therapeutics Inc.	21,585	218
*	C4 Therapeutics Inc.	29,471	214
*	Inotiv Inc.	13,989	214
*	Albireo Pharma Inc.	10,231	204
*	MaxCyte Inc.	43,869	202
*	Caribou Biosciences Inc.	23,267	194
*	Eagle Pharmaceuticals Inc.	4,131	193
*	Multiplan Corp.	38,202	191
*	Kodiak Sciences Inc.	25,565	185
*	IVERIC bio Inc.	17,408	182
*	Ocular Therapeutix Inc.	58,173	182
*	Edgewise Therapeutics Inc.	29,173	182
*	Generation Bio Co.	31,924	179
*	Stoke Therapeutics Inc.	14,712	178
*	Berkeley Lights Inc.	36,719	176
*	Joint Corp.	10,498	175
*	PROCEPT BioRobotics Corp.	4,435	173
*	Verastem Inc.	131,260	168
*	Aerie Pharmaceuticals Inc.	32,004	166
*	Allogene Therapeutics Inc.	20,693	164
*	Seres Therapeutics Inc.	53,038	164
*	ClearPoint Neuro Inc.	14,806	162
	iRadimed Corp.	4,936	161
*	Bioventus Inc. Class A	15,871	157
*	Syndax Pharmaceuticals Inc.	9,393	155
*	Bioxcel Therapeutics Inc.	13,037	153
*	KalVista Pharmaceuticals Inc.	17,046	152

		Shares	Market Value ($000)
*	Erasca Inc.	27,946	151
*	MacroGenics Inc.	42,379	147
*	Tactile Systems Technology Inc.	14,455	147
*	RxSight Inc.	10,720	146
*	VistaGen Therapeutics Inc.	125,871	145
*	Design Therapeutics Inc.	11,641	145
*	Apyx Medical Corp.	23,477	143
*	Invitae Corp.	38,933	143
*	Accuray Inc.	68,111	142
*	Imago Biosciences Inc.	8,627	139
*	Marinus Pharmaceuticals Inc.	28,309	137
*	Turning Point Therapeutics Inc.	3,803	135
*	InfuSystem Holdings Inc.	13,948	135
*	BioCryst Pharmaceuticals Inc.	14,250	133
*	Oramed Pharmaceuticals Inc.	28,819	133
*	Mersana Therapeutics Inc.	37,830	126
*	Akero Therapeutics Inc.	14,640	126
	Zynex Inc.	16,881	123
*	Dermtech Inc.	18,579	123
*	Ligand Pharmaceuticals Inc.	1,362	121
*	Aldeyra Therapeutics Inc.	37,726	117
*	VBI Vaccines Inc.	127,344	117
*	Akoya Biosciences Inc.	10,017	117
*	Rallybio Corp.	8,593	117
*	Sight Sciences Inc.	13,462	116
*	Instil Bio Inc.	18,935	114
*	Omeros Corp.	45,736	113
*,1	Outlook Therapeutics Inc.	97,674	112
*	REVOLUTION Medicines Inc.	6,599	112
*	Phathom Pharmaceuticals Inc.	15,275	110
*	BioLife Solutions Inc.	7,908	108
*	Seer Inc. Class A	12,156	108
*	Fulgent Genetics Inc.	1,963	107
*	Avita Medical Inc.	18,735	107
*	ALX Oncology Holdings Inc.	13,756	106
*	IGM Biosciences Inc.	6,240	105
*	Meridian Bioscience Inc.	3,766	104
*	Monte Rosa Therapeutics Inc.	13,336	103
*	Paragon 28 Inc.	5,566	100
*	SeaSpine Holdings Corp.	11,919	99
*,1	Janux Therapeutics Inc.	8,917	99
*	Durect Corp.	178,731	98
*	Harvard Bioscience Inc.	26,285	96
*	Sesen Bio Inc.	156,494	96
*	Vera Therapeutics Inc. Class A	6,566	95
*	Pliant Therapeutics Inc.	16,726	94
*,1	CEL–SCI Corp.	25,462	93
*	Varex Imaging Corp.	4,043	93
*	Aveanna Healthcare Holdings Inc.	30,262	93
*	Talaris Therapeutics Inc.	10,674	92
*	Scholar Rock Holding Corp.	18,170	91
*	Cue Biopharma Inc.	23,287	90
*	Spectrum Pharmaceuticals Inc.	120,436	90
*,1	G1 Therapeutics Inc.	18,193	88
*	Allovir Inc.	22,741	88
*	Biomea Fusion Inc.	16,103	88
*	Absci Corp.	23,893	87
*	Precigen Inc.	63,909	86

		Shares	Market Value ($000)
*	Immunovant Inc.	20,376	86
*	Alpine Immune Sciences Inc.	9,119	85
*	DICE Therapeutics Inc.	6,083	84
*	MannKind Corp.	19,888	83
*	Nuvalent Inc. Class A	9,227	82
*	Allakos Inc.	26,893	81
*,1	Alaunos Therapeutics Inc.	156,520	81
*	Kiniksa Pharmaceuticals Ltd. Class A	10,544	81
*	Humanigen Inc.	37,368	81
*	9 Meters Biopharma Inc.	176,808	80
*	Tenaya Therapeutics Inc.	11,920	80
*	Cincor Pharma Inc.	5,146	80
*	Century Therapeutics Inc.	9,074	79
*	Ventyx Biosciences Inc.	4,526	79
*	Stereotaxis Inc.	37,434	75
*	Prometheus Biosciences Inc.	2,878	75
*	Chimerix Inc.	39,598	74
*	Tarsus Pharmaceuticals Inc.	5,369	74
*	Adagio Therapeutics Inc.	24,659	73
*	Aerovate Therapeutics Inc.	5,886	72
*	Icosavax Inc.	10,650	72
*	Travere Thrapeutics Inc.	3,067	71
*	Singular Genomics Systems Inc.	21,807	71
*	ChromaDex Corp.	36,786	70
*	Paratek Pharmaceuticals Inc.	37,154	70
*,1	Innovage Holding Corp.	14,414	70
*	Avidity Biosciences Inc.	4,919	69
*	CytomX Therapeutics Inc.	42,160	68
*	Ideaya Biosciences Inc.	6,060	68
*	iCAD Inc.	17,284	66
*	Precision BioSciences Inc.	38,457	65
*	Tabula Rasa HealthCare Inc.	17,455	64
*	Applied Molecular Transport Inc.	19,317	64
*	ChemoCentryx Inc.	2,842	63
*	CytoSorbents Corp.	32,496	63
*	Retractable Technologies Inc.	13,604	63
*	Day One Biopharmaceuticals Inc.	9,791	61
*,1	TherapeuticsMD Inc.	6,000	60
*,1	Clovis Oncology Inc.	85,359	59
*	Innoviva Inc.	3,896	59
*	Enanta Pharmaceuticals Inc.	1,453	58
*,1	UroGen Pharma Ltd.	10,830	58
*,1	PAVmed Inc.	55,214	56
*	Vapotherm Inc.	17,130	55
*	MEI Pharma Inc.	109,731	52
*,1	Evelo Biosciences Inc.	23,935	50
*	KemPharm Inc.	10,838	50
*	Werewolf Therapeutics Inc.	13,261	50
*	Immuneering Corp. Class A	11,264	50
*	Acumen Pharmaceuticals Inc.	14,043	50
*	Arcellx Inc.	4,090	50
*	Puma Biotechnology Inc.	25,269	49
*	WaVe Life Sciences Ltd.	34,801	49
*	Fortress Biotech Inc.	55,951	48
*	Celcuity Inc.	7,304	48
*	Shattuck Labs Inc.	16,635	48
*	Seelos Therapeutics Inc.	74,224	48
*	Epizyme Inc.	112,888	47

		Shares	Market Value ($000)
*	Neuronetics Inc.	17,549	47
*	Curis Inc.	58,401	45
*	Arcutis Biotherapeutics Inc.	2,178	45
*,1	Infinity Pharmaceuticals Inc.	62,094	42
*	Aura Biosciences Inc.	2,403	42
*	CVRx Inc.	6,566	41
*,1	Ardelyx Inc.	61,154	40
*	Cortexyme Inc.	15,418	40
*	Forian Inc.	13,019	40
*	Rubius Therapeutics Inc.	35,165	39
*	Convey Health Solutions Holdings Inc.	6,231	39
*	Lexicon Pharmaceuticals Inc.	21,350	38
*	Sientra Inc.	39,618	38
*	Cogent Biosciences Inc.	8,342	38
*	Taysha Gene Therapies Inc.	14,479	37
*	GT Biopharma Inc.	13,393	37
*	Oncocyte Corp.	33,521	36
*	UFP Technologies Inc.	469	36
*	Prelude Therapeutics Inc.	8,519	36
*	Atea Pharmaceuticals Inc.	4,577	36
*	Tyra Biosciences Inc.	5,324	36
*	Eargo Inc.	22,600	35
*	Codiak Biosciences Inc.	12,391	35
*	Rapid Micro Biosystems Inc. Class A	7,080	35
*	Amylyx Pharmaceuticals Inc.	3,979	35
*	Mirum Pharmaceuticals Inc.	1,467	34
*	Aspira Women's Health Inc.	57,355	34
*	NeuroPace Inc.	5,489	34
*	Cue Health Inc.	6,387	34
*	Theseus Pharmaceuticals Inc.	5,004	34
*	NGM Biopharmaceuticals Inc.	2,375	33
*	Graphite Bio Inc.	13,610	32
*,1	Athersys Inc.	135,951	30
*	Harpoon Therapeutics Inc.	14,741	30
*	Foghorn Therapeutics Inc.	2,328	30
*	Molecular Templates Inc.	29,172	29
*	Angion Biomedica Corp.	16,438	29
*	Atara Biotherapeutics Inc.	5,411	28
	Utah Medical Products Inc.	321	28
*	BioAtla Inc.	11,725	28
*	Summit Therapeutics Inc.	20,982	28
*	AirSculpt Technologies Inc.	3,201	28
*,1	Ampio Pharmaceuticals Inc.	149,243	27
*	Entrada Therapeutics Inc.	4,047	27
*	Viemed Healthcare Inc.	4,400	25
*	Olema Pharmaceuticals Inc.	8,864	25
*	Magenta Therapeutics Inc.	21,043	24
*,1	Pulse Biosciences Inc.	10,968	24
*	BeyondSpring Inc.	17,583	24
*	Quotient Ltd.	61,918	24
*	Greenwich Lifesciences Inc.	3,154	24
*	Alpha Teknova Inc.	3,052	23
*,1	Asensus Surgical Inc.	56,835	22
*	ImmunityBio Inc.	5,906	22
*	Akebia Therapeutics Inc.	57,579	21
*	Aligos Therapeutics Inc.	16,024	21
*,1	Impel Neuropharma Inc.	3,085	21
*	Omega Therapeutics Inc.	9,264	21

		Shares	Market Value ($000)
*,1	Verrica Pharmaceuticals Inc.	10,191	20
*	Spero Therapeutics Inc.	17,204	20
*	NexImmune Inc.	8,957	20
*	Clene Inc.	9,130	20
*	Vincerx Pharma Inc.	12,154	20
*	Thorne HealthTech Inc.	3,466	20
*	Athenex Inc.	40,069	19
*	Syros Pharmaceuticals Inc.	21,941	18
*,1,2	Tobira Therapeutics Inc. CVR	3,989	18
*	Praxis Precision Medicines Inc.	2,151	18
*	Rain Therapeutics Inc.	7,880	18
*	Avalo Therapeutics Inc.	48,226	17
*	Accelerate Diagnostics Inc.	26,024	16
*	Hookipa Pharma Inc.	9,125	16
*	Applied Therapeutics Inc.	10,504	15
*	Arbutus Biopharma Corp.	6,348	15
*	4D Molecular Therapeutics Inc.	1,999	15
*	Cullinan Oncology Inc.	1,375	15
*	Cyteir Therapeutics Inc.	8,097	15
*,1	Trevena Inc.	43,438	14
*	Exagen Inc.	2,738	14
*	Kronos Bio Inc.	3,658	14
*,1	Biodesix Inc.	9,745	14
*,1	Ontrak Inc.	6,771	13
*,1	Brooklyn ImmunoTherapeutics Inc.	19,667	13
*	Viracta Therapeutics Inc.	6,239	13
*	Codex DNA Inc.	3,345	13
*	MeiraGTx Holdings plc	1,458	12
*	Forte Biosciences Inc.	8,920	12
*	Terns Pharmaceuticals Inc.	6,905	12
*	Eliem Therapeutics Inc.	3,078	12
*	ORIC Pharmaceuticals Inc.	3,194	11
*	Pyxis Oncology Inc.	4,527	11
*	Pepgen Inc.	948	11
*	Standard Bio Tools Inc.	5,364	10
*	Sutro Biopharma Inc.	2,303	10
*	Acutus Medical Inc.	14,317	10
*	Xilio Therapeutics Inc.	3,256	10
*	CorMedix Inc.	2,814	9
*,1	Kala Pharmaceuticals Inc.	25,498	9
*	Personalis Inc.	2,157	9
*	Reneo Pharmaceuticals Inc.	4,242	9
*	Kinnate Biopharma Inc.	1,019	8
*	Ikena Oncology Inc.	2,023	8
*	IsoPlexis Corp.	3,870	8
*	An2 Therapeutics Inc.	535	8
*	Neoleukin Therapeutics Inc.	6,519	7
*,1	Vor BioPharma Inc.	1,668	7
*	Selecta Biosciences Inc.	7,049	6
*	XOMA Corp.	306	6
*	NantHealth Inc.	11,583	6
*	Atossa Therapeutics Inc.	6,478	6
*	Portage Biotech Inc.	559	6
*	Lucid Diagnostics Inc.	2,532	5
*	HilleVax Inc.	523	5
*	Gemini Therapeutics Inc.	3,048	4
*	Sera Prognostics Inc. Class A	2,758	4
*	Vigil Neuroscience Inc.	1,271	4

		Shares	Market Value ($000)
*	Oyster Point Pharma Inc.	492	2
*	Landos Biopharma Inc.	3,105	2
*	Sigilon Therapeutics Inc.	941	1
*	Finch Therapeutics Group Inc.	270	1
*	MiNK Therapeutics Inc.	864	1
*,1,2	Synergy Pharmaceuticals Inc.	124,654	—
*,2	Progenics Pharmaceuticals Inc. CVR	71,640	—
*,2	Prevail Therapeutics Inc. CVR	58	—
	QuidelOrtho Corp.	1	—
			188,503
Industrials (17.5%)
*	WillScot Mobile Mini Holdings Corp.	159,429	5,696
	Tetra Tech Inc.	41,230	5,565
*	Saia Inc.	20,316	4,014
*	Atkore Inc.	34,311	3,737
	Simpson Manufacturing Co. Inc.	33,296	3,608
	Exponent Inc.	39,694	3,588
*	ExlService Holdings Inc.	25,118	3,572
*	AMN Healthcare Services Inc.	36,086	3,497
*	ASGN Inc.	34,786	3,313
	Maximus Inc.	46,945	3,046
	Applied Industrial Technologies Inc.	29,384	3,039
*	Chart Industries Inc.	16,808	2,956
	John Bean Technologies Corp.	24,031	2,926
	Insperity Inc.	27,814	2,783
	Franklin Electric Co. Inc.	35,500	2,617
	Comfort Systems USA Inc.	27,290	2,448
*	TriNet Group Inc.	31,048	2,438
*	ACI Worldwide Inc.	90,369	2,407
*	Welbilt Inc.	100,008	2,367
	Brink's Co.	36,820	2,240
	Herc Holdings Inc.	19,055	2,234
*	Beacon Roofing Supply Inc.	31,920	1,960
*	O-I Glass Inc.	118,915	1,956
	Forward Air Corp.	20,565	1,916
*	Bloom Energy Corp. Class A	108,740	1,905
	Terex Corp.	52,459	1,857
*	Verra Mobility Corp. Class A	116,265	1,854
*	Aerojet Rocketdyne Holdings Inc.	45,486	1,853
	Badger Meter Inc.	22,375	1,771
	EVERTEC Inc.	46,389	1,760
	Installed Building Products Inc.	18,178	1,737
	AAON Inc.	32,142	1,722
*	Dycom Industries Inc.	18,331	1,707
	Helios Technologies Inc.	24,679	1,689
*	Masonite International Corp.	18,174	1,669
*	Allegheny Technologies Inc.	59,430	1,634
	Kadant Inc.	8,788	1,627
	Federal Signal Corp.	45,940	1,612
*	Meritor Inc.	44,017	1,592
*	AeroVironment Inc.	17,177	1,580
	Watts Water Technologies Inc. Class A	11,748	1,537
*	Itron Inc.	28,335	1,462
	Zurn Water Solutions Corp.	48,898	1,409
*	SPX Corp.	27,827	1,401
	Hillenbrand Inc.	30,550	1,278
*,1	Nikola Corp.	174,550	1,232
	CSW Industrials Inc.	11,494	1,220

		Shares	Market Value ($000)
*	Vicor Corp.	16,172	1,088
	McGrath RentCorp.	12,713	1,045
	Patrick Industries Inc.	17,390	1,045
*	Cornerstone Building Brands Inc.	41,878	1,028
	Kforce Inc.	15,511	1,019
	TTEC Holdings Inc.	14,157	955
	Lindsay Corp.	7,493	944
	Enerpac Tool Group Corp. Class A	46,089	900
	H&E Equipment Services Inc.	24,572	876
	Tennant Co.	14,077	876
*	MYR Group Inc.	9,472	868
*	Evo Payments Inc. Class A	36,310	837
*	Montrose Environmental Group Inc.	20,023	811
	Alamo Group Inc.	6,712	790
*	CryoPort Inc.	31,023	790
*	WESCO International Inc.	6,010	755
*	Flywire Corp.	36,558	706
*	Construction Partners Inc. Class A	30,539	702
*	Energy Recovery Inc.	31,908	645
	Pitney Bowes Inc.	133,445	625
*	Cimpress plc	13,450	586
	Shyft Group Inc.	26,362	585
*	BlueLinx Holdings Inc.	7,029	581
*	SP Plus Corp.	17,693	565
*	First Advantage Corp.	38,588	563
	Douglas Dynamics Inc.	17,194	540
*	JELD-WEN Holding Inc.	28,083	529
	HB Fuller Co.	7,231	514
*	International Money Express Inc.	24,692	509
*	Forrester Research Inc.	8,667	454
	EMCOR Group Inc.	4,061	429
*	Napco Security Technologies Inc.	21,892	429
*	PGT Innovations Inc.	20,737	417
	CRA International Inc.	4,650	399
	Albany International Corp. Class A	4,712	398
*	Paya Holdings Inc.	64,859	382
*	I3 Verticals Inc. Class A	16,174	377
*,1	PureCycle Technologies Inc.	43,393	371
*	Franklin Covey Co.	9,592	367
*	Repay Holdings Corp. Class A	28,890	360
*	BTRS Holdings Inc. Class A	71,822	357
*	Transcat Inc.	5,414	343
*	Resideo Technologies Inc.	13,040	308
	Myers Industries Inc.	12,789	304
*	Gibraltar Industries Inc.	7,252	303
*	Kratos Defense & Security Solutions Inc.	20,886	301
*,1	Danimer Scientific Inc.	68,512	301
*	NV5 Global Inc.	2,429	299
*	Aspen Aerogels Inc.	16,963	297
*	CIRCOR International Inc.	13,936	271
	EnerSys	3,569	242
*	Cantaloupe Inc.	44,813	235
*	Daseke Inc.	30,451	230
*	FARO Technologies Inc.	6,983	225
	Werner Enterprises Inc.	5,517	224
	Heidrick & Struggles International Inc.	6,327	219
	Allied Motion Technologies Inc.	8,638	212
*	IES Holdings Inc.	6,517	201

		Shares	Market Value ($000)
*	ShotSpotter Inc.	6,340	191
*,1	Desktop Metal Inc. Class A	92,029	189
*	Willdan Group Inc.	6,902	184
	Greif Inc. Class A	2,859	170
*	Proto Labs Inc.	3,383	163
	Textainer Group Holdings Ltd.	4,875	158
	Luxfer Holdings plc	9,224	154
*	Distribution Solutions Group Inc.	3,773	145
*	Luna Innovations Inc.	23,959	145
*	Atlanticus Holdings Corp.	3,689	144
*	AvidXchange Holdings Inc.	16,090	141
*	CS Disco Inc.	5,373	134
	Universal Logistics Holdings Inc.	4,609	129
*	Green Dot Corp. Class A	4,249	123
	Chase Corp.	1,513	122
*	OSI Systems Inc.	1,383	116
*	Vivint Smart Home Inc.	19,234	115
*	Titan International Inc.	6,275	114
*	Byrna Technologies Inc.	13,932	112
	ESCO Technologies Inc.	1,672	110
*	Hireright Holdings Corp.	7,471	110
*	Sterling Check Corp.	5,553	103
*	Huron Consulting Group Inc.	1,681	101
*	Sterling Construction Co. Inc.	4,072	100
*	Velodyne Lidar Inc.	58,735	99
	Gorman-Rupp Co.	3,255	97
	Mueller Water Products Inc. Class A	8,119	97
*	Iteris Inc.	32,749	90
*	Babcock & Wilcox Enterprises Inc.	12,953	85
*	Target Hospitality Corp.	13,452	85
*	Remitly Global Inc.	7,804	85
*	Custom Truck One Source Inc.	13,933	83
*	IBEX Holdings Ltd.	4,486	80
	Dorian LPG Ltd.	4,608	78
*	Blue Bird Corp.	6,346	77
*	Karat Packaging Inc.	3,635	71
*	Infrastructure and Energy Alternatives Inc.	8,382	68
*	Cross Country Healthcare Inc.	3,641	64
*	Hyliion Holdings Corp.	17,717	64
	Cass Information Systems Inc.	1,839	63
*	Commercial Vehicle Group Inc.	9,388	63
*	Ranpak Holdings Corp. Class A	5,025	63
	Hirequest Inc.	3,543	55
	Insteel Industries Inc.	1,252	52
*	Modine Manufacturing Co.	4,334	51
	Kronos Worldwide Inc.	2,562	49
*	EVI Industries Inc.	4,296	47
	REV Group Inc.	3,855	47
	Wabash National Corp.	2,990	46
*,1	Eos Energy Enterprises Inc.	33,558	46
	Cadre Holdings Inc.	1,785	45
*	Donnelley Financial Solutions Inc.	1,415	44
*	Rekor Systems Inc.	15,847	42
*	Priority Technology Holdings Inc.	7,982	41
	Greif Inc. Class B	636	38
*,1	GreenBox POS	13,565	36
*,1	Workhorse Group Inc.	9,250	29
*	AgEagle Aerial Systems Inc.	33,495	26

		Shares	Market Value ($000)
*	PAM Transportation Services Inc.	824	23
*	Atlas Technical Consultants Inc.	2,077	17
	Miller Industries Inc.	535	13
	United States Lime & Minerals Inc.	106	13
*	Yellow Corp.	2,163	8
			148,016
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	9,451	2
*,1,2	GTX Inc. CVR	530	—
			2
Real Estate (3.2%)
	EastGroup Properties Inc.	30,917	4,995
*	Ryman Hospitality Properties Inc.	37,832	3,378
	National Storage Affiliates Trust	62,252	3,265
	PS Business Parks Inc.	13,055	2,450
*	Cushman & Wakefield plc	105,975	1,979
	Newmark Group Inc. Class A	128,491	1,422
	Innovative Industrial Properties Inc.	10,142	1,349
	St. Joe Co.	25,575	1,291
*	Redfin Corp.	78,751	772
[1]	eXp World Holdings Inc.	47,909	669
	UMH Properties Inc.	28,717	565
	Universal Health Realty Income Trust	8,971	482
	Safehold Inc.	10,637	477
	Outfront Media Inc.	22,316	460
	Community Healthcare Trust Inc.	11,665	440
	Saul Centers Inc.	8,382	411
	Alexander's Inc.	1,643	398
	Gladstone Land Corp.	14,203	381
	Tanger Factory Outlet Centers Inc.	21,553	377
	Phillips Edison & Co. Inc.	10,953	370
	CatchMark Timber Trust Inc. Class A	26,462	312
	NexPoint Residential Trust Inc.	3,261	240
	Indus Realty Trust Inc.	3,291	205
	Gladstone Commercial Corp.	7,550	153
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,453	132
	Marcus & Millichap Inc.	2,064	86
	Clipper Realty Inc.	8,512	72
*	Forestar Group Inc.	3,466	58
*	Fathom Holdings Inc.	4,732	45
	Douglas Elliman Inc.	7,271	42
	Necessity Retail REIT Inc.	4,560	36
	RMR Group Inc. Class A	1,198	36
*	Rafael Holdings Inc. Class B	7,787	15
			27,363
Technology (20.0%)
*	Lattice Semiconductor Corp.	104,080	5,414
	KBR Inc.	94,654	4,710
*	II-VI Inc.	75,323	4,708
*	Synaptics Inc.	30,356	4,496
*	Sailpoint Technologies Holdings Inc.	70,015	4,442
*	Silicon Laboratories Inc.	29,015	4,328
	CMC Materials Inc.	21,719	3,843
	Power Integrations Inc.	45,070	3,803
*	Tenable Holdings Inc.	70,722	3,557
*	Qualys Inc.	26,073	3,407
*	Rogers Corp.	12,587	3,340

		Shares	Market Value ($000)
*	Novanta Inc.	26,982	3,318
*	Semtech Corp.	49,467	3,170
*	Rapid7 Inc.	43,119	3,056
*	Blackline Inc.	41,558	3,043
*	SPS Commerce Inc.	27,607	2,955
*	Box Inc. Class A	104,544	2,730
*	Varonis Systems Inc. Class B	81,773	2,704
*	Sitime Corp.	12,343	2,629
*	Envestnet Inc.	38,971	2,596
	Kulicke & Soffa Industries Inc.	46,921	2,542
*	Ziff Davis Inc.	33,269	2,540
*	Perficient Inc.	24,927	2,441
*	Workiva Inc. Class A	32,870	2,400
	Advanced Energy Industries Inc.	28,805	2,346
*	Blackbaud Inc.	36,571	2,328
*	Ambarella Inc.	26,990	2,300
*	Alarm.com Holdings Inc.	36,197	2,289
*	Q2 Holdings Inc.	41,769	2,202
*	MaxLinear Inc.	54,207	2,146
*	FormFactor Inc.	51,973	2,134
*	Fabrinet	24,358	2,116
*	CommVault Systems Inc.	34,051	2,077
*	MACOM Technology Solutions Holdings Inc. Class H	37,881	2,065
*	Diodes Inc.	25,739	1,982
*	Altair Engineering Inc. Class A	35,406	1,946
*,1	MicroStrategy Inc. Class A	7,191	1,903
*	Cargurus Inc.	72,922	1,846
*	DigitalOcean Holdings Inc.	36,696	1,793
*	Digital Turbine Inc.	69,319	1,763
*	Sprout Social Inc. Class A	34,541	1,759
*	Upwork Inc.	90,090	1,644
	Progress Software Corp.	33,614	1,624
*	Plexus Corp.	18,872	1,600
*	PagerDuty Inc.	63,472	1,565
*	Axcelis Technologies Inc.	25,172	1,562
*	Yelp Inc. Class A	50,621	1,489
*	Appfolio Inc. Class A	14,563	1,459
*	Appian Corp. Class A	30,013	1,434
*	TechTarget Inc.	19,933	1,417
*	Momentive Global Inc.	101,182	1,232
*	Ultra Clean Holdings Inc.	33,998	1,141
*	Asana Inc. Class A	51,469	1,119
*	Magnite Inc.	99,254	1,091
	Shutterstock Inc.	17,879	1,076
*	Cohu Inc.	31,914	971
*	Cerence Inc.	30,111	956
*	Onto Innovation Inc.	11,780	947
*	3D Systems Corp.	86,472	935
*	SMART Global Holdings Inc.	37,193	917
*	Insight Enterprises Inc.	9,232	912
*	Schrodinger Inc.	34,675	896
*	Zuora Inc. Class A	86,788	880
*	LivePerson Inc.	50,112	841
*	PROS Holdings Inc.	30,402	830
*	Avid Technology Inc.	27,756	813
*	JFrog Ltd.	41,224	769
*,1	PAR Technology Corp.	19,384	728
	CSG Systems International Inc.	11,467	713

		Shares	Market Value ($000)
*	Domo Inc. Class B	21,790	695
*	Eventbrite Inc. Class A	58,714	689
*	BigCommerce Holdings Inc. Series 1	37,154	688
*	Impinj Inc.	14,413	675
*	Model N Inc.	25,411	639
*	Grid Dynamics Holdings Inc.	34,718	625
*	CEVA Inc.	17,293	624
*	Alpha & Omega Semiconductor Ltd.	13,587	597
	Sapiens International Corp. NV	23,513	596
	A10 Networks Inc.	38,584	595
*	Agilysys Inc.	14,567	595
*	Consensus Cloud Solutions Inc.	12,336	593
*	Sumo Logic Inc.	68,421	555
	Simulations Plus Inc.	11,630	552
*	Xometry Inc. Class A	14,674	499
*	Unisys Corp.	39,565	472
*,1	MicroVision Inc.	125,217	451
*	Yext Inc.	87,390	444
*	Ichor Holdings Ltd.	14,009	424
*	nLight Inc.	33,602	412
*	Bandwidth Inc. Class A	17,572	370
*	Tucows Inc. Class A	7,546	365
*	OneSpan Inc.	26,746	354
	Hackett Group Inc.	17,172	352
	Amkor Technology Inc.	15,997	327
	American Software Inc. Class A	18,905	323
*	Telos Corp.	31,030	299
*	Mitek Systems Inc.	32,918	297
*	Upland Software Inc.	21,839	288
	Vishay Intertechnology Inc.	14,055	287
*	Alkami Technology Inc.	20,009	281
*	Rackspace Technology Inc.	29,715	274
*	Porch Group Inc.	58,577	241
*	Groupon Inc. Class A	15,373	238
*	MeridianLink Inc.	13,093	233
*	Avaya Holdings Corp.	62,799	232
	CTS Corp.	5,367	218
*	Brightcove Inc.	30,623	216
*	ChannelAdvisor Corp.	15,832	216
*,1	Ouster Inc.	96,714	213
*	Rimini Street Inc.	33,862	209
*	EngageSmart Inc.	9,190	193
*	Identiv Inc.	15,018	192
*,1	Atomera Inc.	15,602	190
*	Couchbase Inc.	13,272	188
*	Diebold Nixdorf Inc.	55,252	172
*	Veritone Inc.	21,786	170
*	Intapp Inc.	8,557	170
	NVE Corp.	3,412	169
*	ON24 Inc.	13,910	169
*	Digimarc Corp.	9,641	166
*	EverCommerce Inc.	17,470	166
*	Mediaalpha Inc. Class A	14,905	151
*	Enfusion Inc. Class A	12,508	137
*	EverQuote Inc. Class A	14,775	132
*	Benefitfocus Inc.	14,442	131
*	CoreCard Corp.	5,484	129
*	Credo Technology Group Holding Ltd.	12,002	123

		Shares	Market Value ($000)
*	eGain Corp.	7,624	70
*	1stdibs.com Inc.	12,310	70
*	Kopin Corp.	59,736	66
*	Viant Technology Inc. Class A	8,653	52
*,1	SkyWater Technology Inc.	5,652	38
*,1	UserTesting Inc.	7,038	36
*	Arteris Inc.	2,339	22
*	Kimball Electronics Inc.	1,021	19
*	EMCORE Corp.	4,326	14
*	Stronghold Digital Mining Inc. Class A	4,095	13
*	Weave Communications Inc.	2,660	13
*	GAN Ltd.	3,369	11
*	Society Pass Inc.	1,817	4
			169,157
Telecommunications (2.3%)
*	Vonage Holdings Corp.	194,028	3,758
*	Iridium Communications Inc.	68,154	2,529
*	Viavi Solutions Inc.	156,399	2,263
	Cogent Communications Holdings Inc.	32,556	1,966
*	Calix Inc.	34,844	1,287
*	Extreme Networks Inc.	97,297	965
*	Infinera Corp.	139,662	800
*	8x8 Inc.	86,623	628
	InterDigital Inc.	9,446	617
*,1	Globalstar Inc.	402,580	564
*	WideOpenWest Inc.	25,174	553
*	Clearfield Inc.	8,702	538
*	Plantronics Inc.	13,529	534
*,1	fuboTV Inc.	104,128	343
	Shenandoah Telecommunications Co.	12,501	287
*	IDT Corp. Class B	8,505	234
*	CalAmp Corp.	26,632	193
*	Akoustis Technologies Inc.	39,664	159
*	Ooma Inc.	9,899	139
*	Harmonic Inc.	12,951	125
*	Cambium Networks Corp.	8,310	119
*	Anterix Inc.	2,646	113
*	Casa Systems Inc.	24,654	109
*	DZS Inc.	5,641	99
*	Telesat Corp.	5,668	95
*	Gogo Inc.	3,322	67
	ADTRAN Inc.	2,580	48
*	Kaltura Inc.	20,393	37
*	Inseego Corp.	13,810	28
*	IHS Holding Ltd.	1,003	12
			19,209
Utilities (1.1%)
*	Evoqua Water Technologies Corp.	88,483	3,149
*	Casella Waste Systems Inc. Class A	34,676	2,482
	American States Water Co.	14,647	1,161
	Clearway Energy Inc. Class C	15,727	551
	Middlesex Water Co.	4,874	415
	York Water Co.	6,076	249
	Clearway Energy Inc. Class A	6,640	216
*	Harsco Corp.	25,479	212
*	Sunnova Energy International Inc.	9,751	195
*	Pure Cycle Corp.	13,471	152

		Shares	Market Value ($000)
	Global Water Resources Inc.	9,976	143
	Aris Water Solution Inc. Class A	6,522	133
*	Heritage-Crystal Clean Inc.	4,760	131
	Via Renewables Inc. Class A	8,599	73
*	Sharps Compliance Corp.	14,286	62
*	Excelerate Energy Inc. Class A	1,467	39
*	Cadiz Inc.	986	2
			9,365
Total Common Stocks (Cost $943,815)			846,137
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[4,5]	Vanguard Market Liquidity Fund, 0.854% (Cost $17,535)	175,386	17,537
Total Investments (102.0%) (Cost $961,350)			863,674
Other Assets and Liabilities—Net (-2.0%)			(17,050)
Net Assets (100%)			846,624
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,030,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $15,793,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2022	9	838	43
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	846,117	—	20	846,137
Temporary Cash Investments	17,537	—	—	17,537
Total	863,654	—	20	863,674
Derivative Financial Instruments
Assets
Futures Contracts[1]	43	—	—	43
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.